SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Share Capital
SHARE CAPITAL

13.	SHARE CAPITAL

Transactions in the year

a)	On April 9, 2024, The Company raised capital including the issuances of 156 common shares, 290 Class C preferred stock and 656 warrants with a strike price of $572.40 subject to certain adjustments and a cashless exercise provision. Net proceeds before transaction fess was $260,000. The warrants meet the definition of a derivative financial liability. The gross proceeds are allocated to the fair value of the Preferred stock and warrant liability, with the residual allocated to the common shares and recognized as equity. The warrant valuation as of the date of issuance was $230,622 with a carrying cost of $104,865, resulting in a day one loss of $125,757.

The fair value of the 290 Class C preferred shares is $341,176 with a carting amount of $155,129 resulting in Day one loss of $186,047. The residual value allocated to the common shares was NIL

b)	On April 12, 2024, 150 prefunded warrants issued in October 2023 were exercised into 150 common shares of the Company. The Company credited $87,210 to share capital based on the fair value of the Class C preferred share exercised plus proceeds received from the exercise of $1,890.

c)	On April 17, 2024 as part of the “2nd April Class C raise”, the Company issued 156 common shares and 290 Class C preferred shares for net proceeds before transaction costs of $250,000. The fair value of the 290 Class C preferred shares is $341,176. The carrying amount of the preferred shares is $250,000, resulting in a Day 1 loss of $91,176 recognized in the profit and loss. As the fair value of the preferred shares received exceeded the carrying amount, the residual value of these common shares was Nil.

d)	On May 10, 2024, due to a capital raise, these 656 warrants at $572.40 (in (a) above) were repriced due to the anti-dilution clause resulting to 3,594 warrants at $104.40. On June 5, 2024, due to another capital raise, these 3,594 warrants had a fair value of $312,983 which meant a change in fair value of $82,361 was recognized., and a loss on extinguishment of this warrant liability of $601,163.

e)	On May 10, 2024, the Company issued 16,705 pre-funded warrants at $232.20 per share with no expiration date. The warrants are exercisable into one common share at an exercise price of $1.80, subject to the adjustments. These warrants contain a cashless exercise option. These warrants meet the definition of a derivative financial liability and are a liability recognized at fair value.

The fair value of these warrants as of the date of issuance was determined to be $466.76 per warrant which is a fair value of $7,797,235. There is a day 1 loss related to the difference in the transaction price and the fair value of the warrant liability on initial measurement. The total day 1 loss on the warrant liability is equal to $3,827,306 since total proceeds was $3,969,929.

During Q2 2024, these 16,705 prefunded warrants were all exercised at $1.80 for gross proceeds of $30,069 which was credited to share capital. This exercise also resulted in crediting the share capital for $6,445,594 and a change in fair value gain of $1,372,403.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

Transactions in the year (cont’d)

f)	On May 21, 2024 the Company issued 79 common shares to a supplier in lieu of payment valued at $34,286.

g)	On June 5, 2024, as part of the “June Class C preferred share raise” the Company received net proceeds before transaction costs of $105,000 and the Company issued to the investor 844 common shares (with a fair value of $253,838), 118 Class C preferred shares (with a fair value of $138,624), extinguished 3,594 warrants with a fair value of $312,983 and issued 3,733 warrants that are each exercisable at $572.40 into one common share (with a fair value of $626,482), expiring with five years from the issuance date. These warrants include a cashless exercise provision and anti-dilution provisions. As the Company will issue a variable number of shares under the cashless exercise option this would result in the settlement failing to meet the ‘fixed for fixed’ requirement in paragraph 16(b)(ii) of IAS 32, as such these warrants were classified as a financial liability. The loss on extinguishment of this warrant liability of $601,163 calculated as follows:

Calculation of loss on extinguishment:
New cash proceeds	$105,000
Carrying amount of the extinguished warrant liability	$312,983
Consideration Received	$417,983

Consideration Given
New warrant liability (672,000; exercise price of $3.18)	$626,482
Preferred share liability (118 shares)	$138,824
Common shares (152,000 @ $1.67 per share)	$253,840
Consideration Given	$1,019,146

Loss on extinguishment	$601,163

The fair value of these warrants at the date of issuance is $626,482. Due to the capital raise on June 28, 2024 the anti-dilution clause resulted in a change in fair value of these warrants to $1,942,867, and the change in fair value loss is $1,316,385.

h)	On June 5, 2024 the Company issued 156 common shares and 256 shares of preferred stock to an institutional investor, the “second June Class C raise” for net proceeds before transaction costs of $220,000 (the carrying amount of the Class C preferred shares). The fair value of the 256 Class C preferred shares was $301,176 resulting in a Day 1 loss of $81,176. Residual allocation to common shares was $Nil.

i)	On June 28, 2024, the Company issued 2,411 common share and 56,026 pre-funded warrants that are each exercisable into one common share at $1.80 per warrant, with no expiry for gross proceeds of $5,999,999 before transaction costs. These warrants include a cashless exercise provision. As the warrants meet all of the noted characteristics, they meet the definition of a derivative. Therefore, in determining whether the instrument is to be classified as equity or financial liability, management will apply the guidance under IAS 32.16(b)(ii). As the Company will issue a variable number of shares under the cashless exercise option this would result in the settlement failing to meet the ‘fixed’ requirement in paragraph 16(b)(i) of IAS 32, as such these warrants were classified as a financial liability.

The pre-funded warrants fair value has been calculated based on the intrinsic fair value of the warrant. The share price on June 28, 2024 was $144.00 per share and therefore the fair value per warrant was determined to be $142.20 per warrant, which is a total fair value on date of issuance of $7,797,063. There is a day 1 loss related to the difference in the transaction price of $5,999,999 and the fair value of the warrant liability on initial measurement of $7,797,063 for a day 1 loss is equal to $1,797,064 recognized immediately.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

Transactions in the year (cont’d)

j)	On July 18, 2024, the Company redeemed all of the outstanding warrants from both the “April Class C preferred share raise” ((b) above) and the “June Class C preferred share raise” ((g) above) in exchange for 293 Class C preferred shares. The fair value of these warrants at June 30, 2024 was $1,942,867 and as of July 11, 2024 the change in fair value decrease was $340,846 for a fair value as of July 11, 2024 of $1,602,021. The fair value of the 293 Class C preferred shares offered in exchange was $344,706 resulting in a gain on extinguishment of $1,257,315.

k)	On August 15, 2024, the Company entered into a capital raise issuing 8,000 common shares and 227,294 pre-funded warrants. The total gross proceeds from the issuance of the prefunded warrants and common shares amounted to $3,977,269. In addition, the Company incurred $419,941 in expenses related to the transaction including legal expenses and placement fees that were expensed in the period and included in transaction costs in the period incurred.

The pre-funded warrants’ fair value has been calculated based on the intrinsic fair value of the warrant. The share price on August 15, 2024 was $24.00 per share and therefore the fair value per warrant was determined to be $23.90 per warrant for a total warrant liability of $5,543,327.

The pre-funded warrants are a derivative liability subsequently measured at fair value through profit or loss and therefore the transaction costs are expensed.

There is a day 1 loss of $1,566,058 related to the difference in the transaction price of $3,977,269 and the fair value of the warrant liability of $5,543,327 on initial measurement is fully allocated to the warrant liability.

The fair value of the pre-funded warrant liability is based on a valuation technique which is equal to the market price of the underlying share less the $0.10 strike price. Therefore, the warrant’s fair value is evidenced based on a valuation technique using data from observable markets. IFRS 9.B5.1.2A is met and therefore the difference between the fair value and the transaction price is recognized immediately as a day one loss.

The common shares were recorded at the residual amount which amounted to $nil as the fair value of the pre-funded warrants exceeds the proceeds of $3,977,269.

(l)	The 227,294 prefunded warrants from August 15, 2004 capital raise were all exercised for 227,294 common shares of the Company from August 15, 2024 until September 10, 2024 for gross proceeds of $22,729.40. The gain results from the difference between the value of the proceeds at the date of exercises of $3,724,084 and the fair value of these warrants on August 15, 2024 of 3,977,268. Total amount credited to share capital for the issuance of these 2,272,940 common shares was $3,746,813.40 which consists of the fair value of the common shares on their dates of issuance of $3,724,084 plus the proceeds received on exercise of $22,729.40.

(m)	On October 11, 2024, an investor provided Notice to the Company to convert 52 Class C preferred shares into 8,666.70 common shares of the Company. The Company included in share capital the fair value of these 52 class C preferred shares at its original date of issuance of $61,176. There was no gain or loss recorded in the records of the Company for this transaction.

(n)	On October 21, 2024, multiple investors provided Notice to the Company to convert 345 Class C preferred shares into 59,997 common shares of the Company. The Company included in share capital the fair value of these 345 class C preferred shares at its conversion date of issuance of $405,882. There was no gain or loss recorded in the records of the Company for this transaction.

(o)	On October 22, 2024, multiple investors provided Notice to the Company to convert 86 Class C preferred shares into 15,033 common shares of the Company. The Company included in share capital the fair value of these 86 class C preferred shares at its conversion date of $101,176. There was no gain or loss recorded in the records of the Company for this transaction.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

Transactions in the year (cont’d)

(p)	On October 23, 2024, the Company signed an agreement with one of its investors to issue 126 Class C preferred shares to an investor as a penalty fee for agreeing to defer redemption of their Class C preferred shares as required according to their agreement. The Company treated this as a finance expense for the fair value of this instrument of $148,235 and included this item as a preferred share liability instrument in the financial statements.

(q)	On November 1, 2024, the Company issued 420 Class C preferred shares to a single investor as part of a capital raise. The investor was also issued 8,000 common shares as a commitment fee for this capital raise. Total proceeds received for this capital raise by the Company was $360,000 before legal fees of $4,000. As the fair value of the 420 Class C preferred shares was equal to $494,117, which resulted in a one time gain of $134,117. The common shares in this residual calculation are valued therefore at zero. This agreement provides that in the event that the Company raises more than $250,000 from an equity line of credit, the Company will be required to redeem 20% of the amount of the equity line of credit invested by investors.

(r)	On November 15, 2024, the Company completed a registered offering for an equity line of credit with one investor. The offering is up to $7,000,000 which would represent approximately 538,462 Common Shares. The Company can issue put notices for the investor to purchase common shares to the maximum amount registered, not to exceed the investor owing more than 4.99% of the Company at any time. The price paid by the investor for these shares is the lessor of a) the stock price on the day before the put notice is issued and b) the lowest closing stock price in the three day period following the put notice.

From November 15, 2024 to December 31, 2024 the Company exercised a total of 335,600 common shares and received total net proceeds of $1,964,497.

A commitment fee of 210 Class C preferred share was given to the investor with a fair value of these preferred shares at an 85% discount to their stated value. The stated value of the 210 Class C preferred shares is $210,000 and the fair value at a 15% discount is $247,059. The Company reflected the commitment fee as an expense in Interest expense in the consolidated statements of operations based on the fair value on the issuance date.

On November 15, 2024, the investor converted the 210 Class C preferred shares into 20,267 common shares resulting in an increase in share capital of $247,059 with no gain or loss on conversion.

(s)	On December 12, 2024, one of its investors converted118 Class C preferred shares into 24,583 common shares of the Company. The Company credited $138,824 to share capital. There was no gain or loss on the transaction.

(t)	On December 30, 2024, the Company signed an agreement with one of its investors to issue 70 Class C preferred shares to an investor as a penalty fee for agreeing to defer redemption of their Class C preferred shares as required according to their agreement. The Company treated this as a finance expense for the fair value of this instrument of $82,353 and included this item as a preferred share liability instrument in the financial statements.

Capital transactions subsequent to the year ended see Subsequent Events Note 27

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

Transactions for the year ended December 31, 2023 are as follows:

On January 19, 2023, Siyata entered into warrant exercise agreements with fourteen existing accredited investors to exercise certain outstanding warrants to purchase up to an aggregate of 143.2 of the Company’s common shares. In consideration for the immediate exercise of the outstanding warrants for cash, the Company agreed to reduce the exercise price from $28,980 to $25,200 per share and issue new unregistered warrants to purchase up to an aggregate of 143.2 common shares with an exercise price of $25,200 per share. The gross proceeds to the Company from the exercise totaled approximately $3,608,571, prior to deducting warrant inducement agent fees and offering expenses. The new warrants are exercisable immediately upon issuance at an exercise price of $25,200 per share and have a term of exercise equal to five years. In connection with the exercise, the Company will be required pursuant to the terms of 23.7 of its remaining unexercised common share purchase warrants, to reduce the exercise price of such warrants from $28,890 to $25,200.

The fair value of the 143.2 warrants issued at January 19, 2023 was $2,875,580 and was determined using the stock price of $23,940, with a 15% discount for lack of marketability. This method was used as the warrants contained an alternative cashless exercise feature.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

Transactions for the year ended December 31, 2023 (cont’d)

The fair value of the warrants on March 30, 2023 was $3,410,100 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.

On March 30, 2023, the SEC accepted the registration statement of the Company to the effect that all of the 166.9 warrants outstanding at $25,200 become immediately a cashless exercise and their underlying shares become immediately tradeable. Therefore in the first week of April 2023, 135.8 warrants were exercised cashless in exchange for 135.8 common shares of the Company with 31.1 cashless warrants were exercised cashless in June 2023.

On June 28, 2023 the Company issued 397 at $5,670 per share for gross proceeds of $2,250,000 before offering expenses and other expenses included in share issuance costs.

On July 13, 2023, the Company issued 408.3 shares at $5,670 per share for gross proceeds of $2,315,250 before offering expenses and other expenses included in share issuance costs.

The Company closed an equity offering on October 31, 2023. at a price of $819.00 on 1,484.1 common shares for gross proceeds of $1,215,500 and for a purchase price of $806.40 per prefunded warrants on 420.6 pre-funded warrants to purchase common shares for gross proceeds of $339,200. Total offering gross proceeds received of $1,554,700 prior to share issuance costs. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds. The 420.6 pre-funded warrants is exercisable into one common share at an exercise price of $12.60. These prefunded warrants also contain a cashless exercise option. Cashless Exercise. If at the time of exercise hereof, there is no effective registration statement registering the Warrant Shares or the prospectus contained therein is not available for issuance of the Warrant Shares to the Holder, then this Warrant may be exercised, in whole or in part by means of a “cashless exercise”.

On November 1, 2023, 142.9 of the prefunded warrants were exercised. In lieu of the warrant holders paying the $12.60 to exercise the option of these warrants, the warrant holder chose the cashless exercise option and received 25.7 common shares.

On December 12, 2023, 72 prefunded warrants of the 277.8 owned by Lind Partners were exercised by paying $12.60 per warrant.

(b)	Common Shares

Authorized - Unlimited number of common shares without par value

As at December 31, 2024, the Company had 787,733 common shares issued and outstanding (December 31, 2023 – 3,169).

As of the date of issuance of these financial statements, the total outstanding common shares is 3,016,519.

On December 27, 2024 the Company consolidated (each a “Share”) its common shares on the basis of 10 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

On Augst 2, 2024 the Company consolidated (each a “Share”) its common shares on the basis of 18 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

(b)	Common shares (cont’d)

On December 4, 2023 the Company consolidated (each a “Share”) its common shares on the basis of 7 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

On August 3, 2023 the Company consolidated (each a “Share”) its common shares on the basis of 100 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

On September 24, 2020, the Company consolidated (each a “Share”) its common shares on the basis of 145 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

(c)	Class C Preferred Shares

Authorized – 2,000 Class “C” preferred shares without par value,

Holders of Class C Preferred Shares are entitled to vote together with the holders of Common Shares on an as converted basis, 0% dividend, Stated Value of $1,000 per share, is convertible, at anytime and from time to time, into that number of shares of Common Shares determined by dividing the Stated Value of such Class C Preferred Share by the conversion price thereof. The conversion price is the lowest of $572.40 (subject to reverse split adjustments), or 85% of the average market price in the previous ten days. The company may redeem the Class C preferred shares at an exercise price of 1.25 and 1.35 times the stated value within 90 days and 90-180 days from issuance respectively. The fair value of the Class C preferred shares as of the dates of issuance was equal to an 85% discount on the stated value.

As at December 31, 2024, the Company had 909 Class “C” preferred shares issued and outstanding (December 31, 2023 – NIL).

As of the date of issuance of these financial statements, the total outstanding Class “C” preferred shares is 622. See Subsequent events for preferred share issuance and redemptions.

All the 909 Class C preferred shares issued and outstanding are treated as financial liabilities in the amount of $1,069,413 on the Balance Sheet at December 31, 2024.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

(c)	Class C Preferred Shares (cont’d)

(d)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

The exercise price of these stock options are so high that it is unlikely to expect these options to be exercised based on the Company current stock price.

A summary of the Company’s stock option activity is as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

15-Nov-20	1	1	756,000.00	15-Nov-30	5.88
15-Nov-20	1	1	756,000.00	15-Nov-25	0.87
13-Apr-22	6	6	138,600.00	13-Apr-27	2.28
12-Jul-22	3	2	138,600.00	12-Jul-25	0.53
Total	11	10	$250,854.55		2.00

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

(d)	Stock options (cont’d)

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding options, December 31, 2022	13	$46,376.16
Expired/Cancelled	(1)	162,684.00
Outstanding options, December 31, 2023	12	$38,903.00
Expired/Cancelled	(1)	2,268.44
Outstanding options, December 31, 2024	11	$250,854.55

(e)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity during the year ended December 31, 2023 and the year ended December 31, 2024 is as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	17	17	129,780.00
13-Apr-22	7	7	138,600.00

Outstanding RSU, December 31, 2024	24	24	$132,352.50

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

(e)	Restricted share units (cont’d)

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2022	25	$132,325.20
Exercised/cancelled	(1)	(138,600.00)
Outstanding RSU, December 31, 2023	24	$132,352.50
Exercised/cancelled	-	-
Outstanding RSU, December 31, 2024	24	$132,352.50

(f)	Agents’ options

The exercise price of these agents’ options are so high that it is unlikely to expect these options to be exercised based on the Company current stock price.

A summary of the Company’s agent options activity is as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
29-Sep-20	1	1	$831,600.00	28-Sep-25	0.74
29-Sep-20	2	2	$863,100.00	28-Sep-25	0.74
11-Jan-22	3	3	$318,780.00	11-Jan-27	2.03
31-Oct-23	95	95	$900.90	31-Oct-28	3.84
Total Agent options	101	101	35,640.85		3.69

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

(f)	Agents’ options (cont’d)

	Number of	Weighted average
	options	exercise price
Outstanding agent options, December 31, 2021	4	$94,626.00
Granted	4	31,626.00
Outstanding agent options, December 31, 2022	8	$63,126.00
Granted	95	90.09
Outstanding agent options, December 31, 2023	103	$4,986.08
Expired	(2)	144,900.00
Outstanding agent options, December 31, 2024 and the date of the MD&A	101	35,640.85

Transactions for the year ended December 31, 2023, are as follows:

On October 31, 2023, 6.7 warrants were issued to the placement agents with a strike price at 110% of the issue price of the common stock- $900.90 on October 31, 2023. These warrants also had a cashless exercise provision, The warrants also are contingently redeemable at the option of the holder upon the occurrence of any fundamental transactions as defined in the Placement Agent Common Shares Purchase Warrant Certificate. The warrants expire on October 31, 2028. The initial exercise period commences on April 28, 2024.

The placement agent did not provide valuation of the services provided to the Company. As a result, management is unable to determine reliable value, and per IFRS 2.10, the fair value of the equity instruments would then be used. As a result, the fair value of the instruments was determined through reference to the fair value of the equity instruments, as the fair value of the services was determined that it could not be measured reliably.

Management has concluded the issuance of the placement warrants was an incremental cost directly attributable to the issuance of common shares and pre-funded warrants, as the Company would not have issued the placement warrants if the Company had not issued the common shares and the pre-funded warrants. Therefore, the fair value of the placement warrants are included in the transaction costs associated with the issuance. The placement warrants were fair valued using a Black-Scholes method.

The fair value of the placement agents warrants as at December 31, 2023 was $66,237 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price $819.00, strike rate $900.90; expected volatility: 125%; dividend yield 0%; risk free rate: 4.76%.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

13.	SHARE CAPITAL (cont’d)

g)	Share purchase warrants

The exercise price of these share purchase warrants are so high that it is unlikely to expect these options to be exercised based on the Company current stock price.

A summary of the Company’s share purchase warrant activity is as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	14	863,100.00	28-Sep-25
11-Jan-22	80	289,800.00	10-Jan-27
31-Oct-23	56	12.60	none
Total	150	$235,120.70

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2022	271	$272,258.22
Granted	564	$7,001.78
Exercised	(525)	$52,272.00
Outstanding, December 31, 2023	310	$162,219.95
Granted	300,681	$1,231.33
Expired	(10)	(1,449,000)
Exercised/Exchanged	(300,831)	$640.06
Outstanding, December 31, 2024	150	$235,120.70

Both the January 11, 2022 and the October 31, 2023 share purchase warrants are treated as financial liabilities in these financial statements.